Consolidated Balance Sheets - USD ($)		Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash		$ 1,203,160	$ 2,091,308
Short-term investments		4,290,348	5,197,015
Accounts receivable, net		3,271,218	2,357,114
Accounts receivable - related party, net		399,465	414,639
Advances to suppliers, net		481,769	1,110,923
Inventories, net		430,670	409,021
Deferred offering cost		917,446	1,026,567
Loan receivable		1,013,157	204,441
Prepaid expenses and other current assets		94,925	156,111
Total current assets		12,102,158	12,967,139
Non-current assets
Non-current accounts receivable		4,209,546	3,134,361
Non-current accounts receivable - related party			548,395
Non-current advance to a third party		421,679	333,717
Non-current loan receivable		4,342,100
Property, equipment and software, net		122,967	156,761
Operating lease right-of-use assets		6,641
Total non-current assets		9,102,933	4,173,234
Total Assets		21,205,091	17,140,373
Current liabilities
Accounts payable		696,734	518,739
Loan payable		506,578
Deferred revenue		977,054	784,530
Taxes payable		1,671,322	1,299,147
Due to related parties		598	4,163
Accrued expenses and other current liabilities		348,167	181,925
Operating lease liabilities		3,242
Total current liabilities		4,203,695	2,788,504
Non-current Liabilities
Loan payable, non-current		2,171,050
Deferred income tax liabilities, non-current		1,300,421	1,225,641
Operating lease liabilities, non-current		3,399
Total non-current liabilities		3,474,870	1,225,641
Total Liabilities		7,678,565	4,014,145
Commitments and Contingencies
Shareholders’ Equity
Ordinary Shares*, par value $0.0001 per share, 490,000,000 shares authorized; 10,987,679 shares issued and outstanding	[1]	1,099	1,099
Additional paid-in capital		2,628,356	2,628,356
Statutory reserve		836,215	767,207
Retained earnings		10,340,107	8,993,370
Accumulated other comprehensive (loss) income		(279,251)	736,196
Total Shareholders’ Equity		13,526,526	13,126,228
Total Liabilities and Shareholders’ Equity		$ 21,205,091	$ 17,140,373

[1]	Retrospectively restated for effect of Reverse Split.